UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Address of principal executive offices)(Zip code)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Queens Road Small Cap Value Fund

Queens Road Value Fund

Each a series of the

Bragg Capital Trust

May 31, 2010

QUEENS ROAD FUNDS

SHAREHOLDER LETTER

May 31, 2010 (UNAUDITED)

Dear Fellow Shareholders:

For the fiscal year ending May 31, 2010, the Queens Road Value Fund returned 18.64% and the Queens Road Small Cap Value Fund returned 27.47% (see each fund’s section below for more detailed performance information).

Stocks have continued their strong run from the March 2009 lows. When the rally began, stocks appeared remarkably undervalued. Today valuations appear reasonable and earnings growth has been robust as the economy improves. Companies continue to maintain strong cash positions and post earnings numbers that, in general, beat analysts’ estimates.

However, there are some headwinds facing the economy that may make future earnings growth more difficult to achieve. Continued high unemployment and the resulting lack of growth in consumer spending are major obstacles. Slack consumer demand and the uncertainty created by new health care reform (the Patient Protection and Affordable Care Act) and financial regulatory reform (Wall Street Reform and Consumer Protection Act) are causing many companies to proceed slowly in hiring new permanent full time employees as we emerge from recession.  Scheduled tax increases for 2011 due to the expiration of the “Bush Tax Cuts” could prove yet another obstacle endangering earnings growth. While the increase in tax rates should help our woeful fiscal situation, the increases will take more money out of consumers’ pockets and will not be available for individuals to spend or invest.

Lastly, regulatory loopholes and abnormally low interest rates are masking a lot of problems in the banking/finance sector. In our opinion the current shape of the interest rate yield curve is due more to government intervention than to market forces. We acknowledge that though this is necessary in the near term, it clouds the true picture of our financial system and the economy in general.

We could fill our days worrying about these concerns, but instead we continue to look for healthy, profitable businesses trading at attractive valuations. The headwinds will probably make earnings growth more difficult, but we’re confident that well-managed businesses in attractive industries will be able to expand even in this difficult economic environment. While the challenges are great, when we look back to where we were in the autumn of 2008, we are glad to be where we are now, gaining jobs and heading in the right direction albeit slowly.

As always, we appreciate your investment in the Queens Road Funds.

Sincerely,

Steve Scruggs, CFA

Benton Bragg, CFA

President, Portfolio Manager

Chairman

QUEENS ROAD VALUE FUND

PERFORMANCE

May 31, 2010 (UNAUDITED)

The Queens Road Value Fund achieved a total return of 18.64% for the fiscal year ending 5/31/2010.  Our primary benchmark, the S&P 500/Citi Value Index, was up 22.86% and the S&P 500 was up 20.99%.

Among the best-performing stocks in our portfolio were imaging company Lexmark International, media giant CBS, and diversified industrial manufacturer Ingersoll Rand. Energy giant Exxon Mobil and custody bank State Street Corp. were two of our worst-performing investments.

The chart below shows the Fund’s performance for the fiscal year ended 5/31/2010, along with the returns for the S&P 500/Citi Value Index and the Standard and Poor’s 500 Index.  We try to outperform the index through security selection, investing only in those companies we believe are trading at attractive valuations and have the best prospects for long-term performance.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2009	0.78%	-0.50%	0.20%
July 2009	5.42%	8.42%	7.56%
August 2009	3.94%	5.45%	3.61%
September 2009	3.53%	3.16%	3.73%
October 2009	-1.53%	-3.62%	-1.86%
November 2009	4.24%	6.26%	6.00%
December 2009	3.62%	1.76%	1.93%
January 2010	-3.08%	-2.02%	-3.60%
February 2010	2.09%	2.75%	3.10%
March 2010	3.85%	6.37%	6.03%
April 2010	1.58%	1.88%	1.58%
May 2010	-6.52%	-7.92%	-7.99%
One Year	18.64%	22.86%	20.99%

QUEENS ROAD VALUE FUND

PERFORMANCE ILLUSTRATION

May 31, 2010 (UNAUDITED)

Cumulative Performance Comparison $10,000 Investment Since Inception*

* The Queens Road Value Fund commenced operations on June 13, 2002.  Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

QUEENS ROAD VALUE FUND

GRAPHICAL ILLUSTRATION

May 31, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2010

Shares		Value

COMMON STOCKS - 85.64%

Aerospace & Defense - 1.36%
3,600	United Technologies Corp.	$ 242,568

Alternative Carriers - 0.90%
5,166	Time Warner, Inc.	160,094

Apparel & Accessories - 1.52%
3,500	V.F. Corp.	270,725

Beverages - 1.34%
4,287	Brown Forman Corp.	237,757

Banks - 0.27%
2,000	US Bancorp	47,920

Broadcasting & Cable TV - 3.94%
35,490	CBS Corp. Class-B	516,735
8,800	Dish Network Corp. Class-A	183,480
		700,215
Computer Communications Equipment - 1.30%
10,000	Cisco Systems Inc. *	231,600

Computer Hardware - 5.26%
20,000	Dell Inc. *	266,600
5,000	Hewlett-Packard Co.	230,050
3,500	International Business Machine, Inc.	438,410
		935,060

Computer Storage & Peripherals - 4.15%
20,000	EMC Corporation *	372,400
4,600	Lexmark International Group *	172,730
12,500	Seagate Technology *	192,000
		737,130

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

May 31, 2010

Shares		Value

Electric Utilites - 3.46%
10,900	Duke Energy Corp.	$ 173,964
7,700	Progress Energy, Inc.	297,143
4,400	Southern Co.	143,880
		614,987
Environmental Services - 1.28%
7,000	Waste Management, Inc.	227,570

Finance Services - 1.79%
8,000	American Express Co.	318,960

Financials-Asset Management & Custody Banks - 3.44%
7,000	Bank of New York Co. Inc.	190,400
3,900	T. Rowe Price Group, Inc.	193,128
6,000	State Street Corp.	229,020
		612,548

Food & Kindred Products - 1.62%
4,000	Kraft Foods Inc.	114,400
6,400	Unilever PLC	173,056
		287,456
Healthcare Distributors & Services - 1.24%
4,300	WellPoint, Inc. *	220,590

Healthcare Facilities - 1.43%
6,500	Community Health Systems *	253,370

Household Products - 3.80%
5,900	Clorox Co.	370,638
5,000	Procter & Gamble Co.	305,450
		676,088
Housewares & Specialties - 1.70%
6,380	Fortune Brands, Inc.	302,731

* Non-income producing security during the period.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Shares		Value

Industrial Conglomerates - 2.62%
3,162	Covidien Ltd.	$ 134,037
9,162	Tyco International Ltd.	331,573
		465,610
Industrial Instruments For Measurement, Display And Control - 0.51%
1,150	Danaher Corp.	91,287

Industrial Machinery - 1.09%
5,200	Ingersoll-Rand Co. Ltd.	194,012

Insurance Brokers - 0.68%
5,500	Marsh & McLennan Companies, Inc.	119,955

Integrated Oil & Gas - 1.60%
4,700	Exxon Mobil Corp.	284,162

Integrated Telecommunication Services - 4.31%
11,100	AT&T, Inc.	269,730
6,000	CenturyTel, Inc.	205,980
27,333	Windstream Corp.	291,643
		767,353
Internet Software & Services - 3.22%
16,000	Intel Corp.	342,720
15,000	Yahoo! Inc. *	230,100
		572,820
Leisure Products - 1.29%
5,700	Hasbro, Inc.	228,855

Movies & Entertainment - 4.97%
11,500	Microsoft Corp.	296,700
44,500	News Corp. Class-A *	587,400
		884,100
Multi-Sector Holdings - 2.32%
18,800	Leucadia National Corp. *	412,096

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

Shares		Value

National Commercial Banks - 2.00%
9,000	JPMorgan Chase & Co.	$ 356,220

Pharmaceuticals - 7.17%
9,000	Glaxosmithkline, PLC ADR	301,140
5,050	Johnson & Johnson	294,415
13,820	Merck & Co., Inc.	465,596
14,000	Pfizer, Inc.	213,220
		1,274,371
Property & Casualty Insurance - 4.74%
2	Berkshire Hathaway Inc. Class A *	211,820
21,400	Progressive Corp.	419,226
4,300	Travelers Companies, Inc.	212,721
		843,767
Publishing & Printing - 0.73%
3,300	John Wiley & Sons, Inc. Class-A	130,680

Reinsurance - 1.25%
4,100	RenaissanceRe Holdings Ltd.	221,646

Restaurants - 1.59%
4,225	McDonalds Corp.	282,526

Services-Electronic Information - 2.36%
11,900	Thomson Reuters Corp.	420,189

Surgical & Medical Instruments & Apparatus - 2.27%
5,100	3M Co.	404,481

Systems Software - 1.12%
14,000	Symantec Corp. *	198,380

TOTAL FOR COMMON STOCKS (Cost $14,438,572) - 85.64%		$15,229,878

* Non-income producing security during the period.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE TRADED FUND - 2.67%
Gold & Silver Ores - 2.67%
4,000	iShares Comex Gold * (Cost $394,359)	$ 475,560

SHORT TERM INVESTMENTS - 11.55%
2,053,140	AIM Short Term Investment Company Prime Portfolio 0.18% ** (Cost $2,053,140)	2,053,140

TOTAL INVESTMENTS (Cost $16,886,071) - 99.86%		17,758,578

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.14%		24,157

NET ASSETS - 100.00%		$17,782,735

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at May 31, 2010.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010

Assets:
Investments, at Value (Cost $16,886,071)	$17,758,578

Receivables:
Dividends and Interest	38,868
Total Assets	17,797,446
Liabilities:
Accrued Management Fees (Note 3)	14,711
Total Liabilities	14,711
Net Assets	$17,782,735

Net Assets Consist of:
Paid In Capital	18,704,932
Accumulated Undistributed Net Investment Income	72,131
Accumulated Undistributed Realized Loss on Investments	(1,866,835)
Unrealized Appreciation in Value of Investments	872,507
Net Assets, for 1,475,921 Shares Outstanding (Unlimited number
of shares authorized with a par value of $0.001)	$17,782,735

Net Asset Value, Offering and Redemption Price Per Share ($17,782,735/1,475,921)	$ 12.05

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

STATEMENT OF OPERATIONS

For the year ended May 31, 2010

Investment Income:
Dividends (net of foreign witholding taxes of $496)	$ 325,336
Interest	3,434
Total Investment Income	328,770

Expenses:
Advisory Fees (Note 3)	154,036
Total Expenses	154,036

Net Investment Income	174,734

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(1,219)
Net Change in Unrealized Appreciation on Investments	2,244,357
Net Realized and Unrealized Gain/(Loss) on Investments	2,243,138

Net Increase in Net Assets Resulting from Operations	$ 2,417,872

The accompanying notes are an integral part of these financial statements

QUEENS ROAD VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	5/31/2010	5/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 174,734	$ 189,864
Net Realized Gain/(Loss) on Investments	(1,219)	(1,712,893)
Net Change in Unrealized Appreciation/ (Depreciation) on Investments	2,244,357	(2,045,399)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,417,872	(3,568,428)

Distributions to Shareholders From:
Net Investment Income	(174,854)	(187,792)
Realized Gains	-	(199)
Net Change in Net Assets from Distributions	(174,854)	(187,991)

Capital Share Transactions:
Proceeds from Sale of Shares	4,757,991	5,676,262
Shares Issued on Reinvestment of Dividends	112,260	94,784
Cost of Shares Redeemed	(1,754,299)	(1,114,743)
Net Increase in Net Assets from Shareholder Activity	3,115,952	4,656,303

Net Assets:
Net Increase in Net Assets	5,358,970	899,884
Beginning of Period	12,423,765	11,523,881
End of Period (Including Accumulated Undistributed Net Investment Income of $72,131 and $73,659, Respectively)
	$17,782,735	$12,423,765

Share Transactions:
Shares Sold	401,912	554,655
Shares Issued on Reinvestment of Dividends	9,031	9,564
Shares Redeemed	(145,716)	(115,238)
Net Increase in Shares	265,227	448,981
Outstanding at Beginning of Period	1,210,694	761,713
Outstanding at End of Period	1,475,921	1,210,694

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended
	5/31/ 2010	5/31/ 2009		5/31/ 2008	5/31/ 2007	5/31/ 2006

Net Asset Value, at Beginning of Period	$10.26	$15.13		$ 16.65	$14.17	$13.00

Income From Investment Operations:
Net Investment Income *	0.13	0.20		0.27	0.33	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	1.79	(4.88)		(1.30)	2.46	1.15
Total from Investment Operations	1.92	(4.68)		(1.03)	2.79	1.30

Distributions from:
Net Investment Income	(0.13)	(0.19)		(0.27)	(0.21)	(0.05)
Capital Gains	-	-	***	(0.22)	(0.10)	(0.08)
Total Distributions	(0.13)	(0.19)		(0.49)	(0.31)	(0.13)

Net Asset Value, at End of Period	$12.05	$10.26		$ 15.13	$16.65	$14.17

Total Return **	18.64%	(30.90)%		(6.34)%	19.83%	10.03%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$17,783	$12,424		$11,524	$9,730	$4,946
Ratio of Expenses to Average Net Assets	0.95%	0.95%		0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.83%		1.75%	2.12%	1.05%

Portfolio Turnover	6.39%	37.64%		14.05%	8.66%	6.54%

*   Net Investment Income per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

*** Amount is less than $0.005

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2010

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

As of and during the year ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2006.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is

QUEENS ROAD VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

May 31, 2010

recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  For the year ended May 31, 2010 the Fund reclassified $1,408 from accumulated net investment income to accumulated undistributed realized loss on investments.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,229,878	-	-	$15,229,878
Exchange Traded Fund	475,560			475,560
Short-Term Investments	2,053,140	-	-	2,053,140
Total	$17,758,578	-	-	$17,758,578

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended May 31, 2010.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the year ended May 31, 2010, the Advisor earned $154,036.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at May 31, 2010, is $14,711.

Certain Trustees and officers of the Advisor and Trust are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the year ended May 31, 2010.

Note 4. Capital Stock

At May 31, 2010, there were an unlimited number of shares authorized and 1,475,921 shares outstanding, each with a par value of $0.001, and paid-in capital amounted to $18,704,932 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2010, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $4,591,616 and $849,154, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2009, and May 31, 2010 was as follows:

Distributions paid from:	May 31, 2010	May 31, 2009
Ordinary Income	$174,854	$187,792
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	199
	$174,854	$187,991

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 72,131
Undistributed Capital Losses	(1,847,727)
Unrealized Appreciation	853,399
Net Total	$ (922,197)

At May 31, 2010, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$1,790,597	$(937,198)	$853,399

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2010, resulted from the deferral of Post-October losses of $11,887 and wash sales of $8,635, and adjustments from a grantor trust held of $(1,414).

The aggregate cost of securities for federal income tax purposes at May 31, 2010, was $16,905,179.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2010, Pershing, LLC., for the benefit of its customers, owned 98.28% of the Fund.

Note 8. Capital Loss Carryforwards

At May 31, 2010, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,847,727, of which $639,656 expires in 2017 and $1,208,071 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

QUEENS ROAD VALUE FUND

AUDIT OPINION

To The Shareholders and Board of Trustees of

Bragg Capital Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bragg Capital Trust (the “Funds”), comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Bragg Capital Trust, as of May 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 11, 2010

QUEENS ROAD VALUE FUND

EXPENSE ILLUSTRATION

May 31, 2010 (UNAUDITED)

 ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009 through May 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2009	May 31, 2010	December 1,2009 to May 31, 2010

Actual	$1,000.00	$1,011.00	$4.76
Hypothetical (5% Annual Return before
expenses)	$1,000.00	$1,020.19	$4.78

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUEENS ROAD VALUE FUND

ADDITIONAL INORMATION

May 31, 2010 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

QUEENS ROAD VALUE FUND

TRUSTEES INFORMATION

May 31, 2010 (UNAUDITED)

Interested Trustees

Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 41	Trustee, President Secretary	Unlimited; 7 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 42	Trustee, Chairman Treasurer	Unlimited; 7 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None

QUEENS ROAD VALUE FUND

TRUSTEES INFORMATION  (CONTINUED)

May 31, 2010 (UNAUDITED)

Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Independent Trustees
Philip Blount, 55 [2]	Trustee	Unlimited; 7 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 40[1,2]	Trustee	Unlimited; 7 years	Resort Capital Partners, Vice President (2009-Present) Hospitality Financial Advisory Brady Distributing, Vice President (1995-2009) Machinery Distribution	Two	None
Harold Smith, 45[2]	Trustee	Unlimited; 7 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 49[1]	Trustee	Unlimited; 7 years	Citizens South Bank, Exec Vice President (2008 – Present) Colony Signature Bank, Exec. Vice President (2007-2008) Scottish Bank, Vice President (1998 – 2007) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Fund’s independent public accountant and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for the election as Trustees.

QUEENS ROAD SMALL CAP VALUE FUND

PERFORMANCE

May 31, 2010 (UNAUDITED)

For the twelve-month period ending 5/31/2010, the total return for the Queens Road Small Cap Value Fund was 27.47%. This compares with returns of 36.60% for the Russell 2000 Value Index and 33.62% for the Russell 2000 Index.

The Fund’s best performers for the year were Valassis Communications, Oshkosh Corp., and Delta Apparel.  Among our worst performing investments were grocery retailer Arden Group, insurer Hilltop Holdings and sugar processor Imperial Sugar. Over the course of the year we held more cash than normal, which caused a drag on performance.

Below is our month-by-month performance comparison with both the Russell 2000 Value Index and the Russell 2000 Index.

	QRSVX	Russell 2000 Value	Russell 2000
June 2009	1.08%	-0.32%	1.47%
July 2009	9.94%	11.56%	9.63%
August 2009	0.97%	4.73%	2.87%
September 2009	3.52%	5.02%	5.77%
October 2009	-2.35%	-6.64%	-6.79%
November 2009	1.64%	3.18%	3.14%
December 2009	5.04%	7.57%	8.05%
January 2010	-2.07%	-2.93%	-3.68%
February 2010	2.90%	4.64%	4.50%
March 2010	5.23%	8.32%	8.14%
April 2010	4.53%	7.00%	5.66%
May 2010	-5.02%	-8.45%	-7.59%
One Year	27.47%	36.60%	33.62%

QUEENS ROAD SMALL CAP VALUE FUND

PERFORMANCE ILLUSTRATION

May 31, 2010 (UNAUDITED)

Cumulative Performance Comparison $10,000 Investment Since Inception*

* The Queens Road Small Cap Value Fund commenced operations on June 13, 2002.  Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

QUEENS ROAD SMALL CAP VALUE FUND

GRAPHICAL ILLUSTRATION

May 31, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

May 31, 2010

Shares		Value

COMMON STOCKS - 74.65%

Aircraft Parts & Auxiliary Equipment - 0.59%
11,200	Ducommun, Inc.	$ 221,424

Application Software - 1.81%
72,900	Epicor Software Corporation *	677,970

Auto Parts & Equipment - 1.39%
27,769	ATC Technology Corp. *	519,280

Computer Peripheral Equipment, NEC - 1.82%
58,300	Imation Corp. *	599,324
8,700	Radisys Corporation *	81,606
		680,930
Construction & Farm Machinery - 0.73%
7,626	Oshkosh Corp. *	270,952

Crude Petroleum & Natural Gas - 0.56%
38,900	Vaalco Energy, Inc. *	207,726

Data Processing Services - 1.06%
27,200	Total System Services Inc.	397,120

Electric Utilites - 1.17%
12,350	MGE Energy, Inc.	436,202

Fats & Oils - 1.50%
70,000	Darling International, Inc. *	559,300

Fire, Marine & Casulty Insurance - 1.44%
50,700	Hilltop Holdings, Inc. *	537,927

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

May 31, 2010

Shares		Value

Food Retail - 1.41%
2,317	Arden Group, Inc. Class-A	$ 206,329
11,948	Village Super Market, Inc. Class-A	321,162
		527,491
Footwear - 1.75%
52,400	K-Swiss Inc. Class A *	653,428

Gas Utilities - 3.33%
18,900	Piedmont Natural Gas Co., Inc.	480,249
29,300	UGI Corp.	765,902
		1,246,151
Healthcare Distributors & Services - 1.29%
16,080	Owens & Minor, Inc.	480,310

Healthcare Supplies - 0.99%
2,703	Atrion Corp.	368,554

Home Health Care Services - 0.93%
6,100	Chemed Corp	347,151

In Vitro & In Vivo Diagnostic Substances - 1.05%
20,000	Immucor, Inc. *	392,800

Industrial Machinery - 4.49%
24,278	Chart Industries, Inc.*	447,201
20,875	Graco, Inc.	661,529
33,202	Hurco Companies, Inc. *	570,410
		1,679,140
Information Technology, Electronic Manufacturing Services - 3.08%
15,400	Park Electrochemical Corp.	398,552
65,100	TTM Technologies, Inc. *	753,207
		1,151,759
Insurance Brokers - 0.43%
10,000	American Safety Insurance Holdings Ltd. *	159,700

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares		Value

Measuring & Controlling Devices, NEC - 1.22%
12,500	Cubic Corp.	$ 454,750

Metal Mining 0.48%
20,000	Jaguar Mining Inc. *	180,600

Mining & Quarrying of Nonmetallic Minerals - 1.82%
128,650	Usec, Inc. *	679,272

Multi-Line Insurance - 1.41%
34,300	Horace Mann Educators Corp.	527,191

National Commercial Banks - 0.88%
6,000	Cullen Frost Bankers, Inc.	329,280

Natural Gas Distribution - 0.81%
8,520	New Jersey Resources Corp.	302,034

Networking Equipment - 0.61%
12,850	Bel Fuse, Inc. Class B	226,417

Office Services & Supplies - 1.46%
9,371	United Stationers, Inc. *	547,454

Oil & Gas Exploration & Production - 1.55%
13,400	St. Mary Land & Exploration Co.	579,416

Orthopedic, Prosthetic &Surgical Appliances & Supplies - 0.85%
10,000	Steris Corporation	318,300

Packaged Foods - 1.87%
12,774	Sanderson Farms, Inc.	700,654

Personal Products - 1.33%
31,700	Inter Parfums, Inc.	495,471

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares		Value

Pharmaceutical Preparations - 1.60%
77,600	Prestige Brands Holdings Inc. *	$ 599,072

Primary Smelting & Refining of Nonferrous Metals - 0.81%
29,100	Horsehead Holding Corp. *	303,513

Property & Casualty Insurance - 1.50%
9,500	Proassurance Corp. *	559,170

Publishing & Printing - 3.22%
16,500	Interactive Data CP	537,075
25,545	Scholastic Corp.	668,002
		1,205,077
Pumps & Pumping Equipment - 0.90%
15,300	Robbins & Meyers, Inc.	337,977

Reinsurance - 2.31%
6,000	Endurance Specialty Holdings, Ltd.	222,600
17,400	Platinum Underwriters Holdings, Ltd.	640,494
		863,094
Retail-Miscellaneous Shopping Goods Stores - 0.08%
4,100	Books-A-Million Inc.	28,905

Retail - Radio, TV & Consumer Electronics Stores - 2.11%
38,500	Radioshack Corp.	786,940

Semi-Conductors & Related Devices - 1.20%
40,300	Micrel, Inc.	447,532

Services-Advertising - 1.21%
12,400	Valassis Communications, Inc. *	452,848

Services-Computer Processing & Data Preparation - 1.04%
22,300	Acxiom Corp. *	388,243

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares		Value

Services-Prepackaged Software - 4.72%
58,600	Double-Take Software, Inc. *	$ 608,854
17,400	Progress Software Corp. *	555,756
52,500	Tibco Software, Inc. *	599,025
		1,763,635
Specialized Consumer Services - 0.67%
8,400	Plantronics, Inc.	251,496

Steel - 1.38%
19,500	Cleco Corp.	516,165

Sugar & Confectionery Products - 0.54%
19,203	Imperial Sugar Co.	202,784

Surgical & Medical Instruments & Apparatus - 0.28%
7,000	Angiodynamics, Inc. *	103,390

Systems Software - 0.16%
12,400	Pervasive Software Inc. *	59,768

Telephone & Telegraph Apparatus - 3.53%
16,000	Adtran, Inc.	438,880
98,000	Tellabs, Inc.	882,000
		1,320,880
Wholesale-Apparel, Piece Goods & Notions - 2.28%
50,535	Delta Apparel, Inc. *	851,515

TOTAL FOR COMMON STOCKS (Cost $21,898,839) - 74.65%		$27,898,156

EXCHANGE TRADED FUNDS - 2.84%
8,000	ISHARES Russell 2000 Index Fund	530,000
8,500	ISHARES Russell 2000 Value Index Fund	531,845
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,114,431) - 2.84%		1,061,845

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares		Value

CLOSED-END MUTUAL FUNDS - 1.89%
46,900	Central Fund of Canada Limited ***	$ 705,376
TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $622,900) - 1.89%		705,376

SHORT TERM INVESTMENTS - 20.50%
7,659,703	AIM Short Term Investment Company Prime Portfolio 0.18% ** (Cost $7,659,703)	7,659,703

TOTAL INVESTMENTS (Cost $31,295,873) - 99.88%		$37,325,080

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		44,497

NET ASSETS - 100.00%		$37,369,577

** Variable rate security; the coupon rate shown represents the yield at May 31, 2010.

*** Passive foreign investment company

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010

Assets:
Investments, at Value (Cost $31,295,873)	$37,325,080
Receivables:
Securities Sold	547,400
Shareholder Subscriptions	6,500
Dividends and Interest	15,512
Total Assets	37,894,492
Liabilities:
Accrued Management Fees (Note 3)	39,299
Shareholder Redemptions	10,000
Securities Purchased	475,616
Total Liabilities	524,915
Net Assets	$37,369,577

Net Assets Consist of:
Paid In Capital	$31,270,209
Accumulated Undistributed Net Investment Loss	(81,672)
Accumulated Undistributed Realized Gain on Investments	151,833
Unrealized Appreciation in Value of Investments	6,029,207
Net Assets, for 2,102,432 Shares Outstanding	$37,369,577
(Unlimited number of shares authorized with a par value of $0.001)
Net Asset Value Per Share, Offering and Redemption Price ($37,369,577/2,102,432 shares)	$ 17.77

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

For the year ended May 31, 2010

Investment Income:
Dividends (net of foreign witholding taxes of $35)	$ 258,014
Interest	8,826
Total Investment Income	266,840

Expenses:
Advisory Fees (Note 3)	382,473
Total Expenses	382,473

Net Investment Loss	(115,633)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	1,137,216
Net Change in Unrealized Appreciation on Investments	5,700,042
Net Realized and Unrealized Gain on Investments	6,837,258

Net Increase in Net Assets Resulting from Operations	$ 6,721,625

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	5/31/2010	5/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income/(Loss)	$(115,633)	$ 56,004
Net Realized Gain/(Loss) on Investments	1,137,216	(581,243)
Net Change in Unrealized Appreciation/ (Depreciation) on Investments	5,700,042	(669,693)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,721,625	(1,194,932)

Distributions to Shareholders From:
Net Investment Income	-	(76,749)
Realized Gains	-	(2,586)
Return of Capital	-	(16,701)
Net Change in Net Assets from Distributions	-	(96,036)

Capital Share Transactions:
Proceeds from Sale of Shares	13,226,755	11,055,055
Shares Issued on Reinvestment of Dividends	-	50,059
Cost of Shares Redeemed	(3,257,179)	(2,110,300)
Net Increase in Net Assets from Shareholder Activity	9,969,576	8,994,814

Net Assets:
Net Increase in Net Assets	16,691,201	7,703,846
Beginning of Period	20,678,376	12,974,530
End of Period (Including Accumulated Undistributed Net Investment Income/(Loss) of $(81,672) and $0, Respectively)
	$37,369,577	$20,678,376

Share Transactions:
Shares Sold	811,945	887,820
Shares Issued on Reinvestment of Dividends	-	4,171
Shares Redeemed	(192,901)	(164,524)
Net Increase in Shares	619,044	727,467
Outstanding at Beginning of Period	1,483,388	755,921
Outstanding at End of Period	2,102,432	1,483,388

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended
	5/31/ 2010	5/31/ 2009		5/31/ 2008	5/31/ 2007	5/31/ 2006

Net Asset Value, at Beginning of Period	$13.94	$17.16		$19.47	$17.27	$15.98

Income From Investment Operations:
Net Investment Income/(Loss) *	(0.06)	0.05		0.12	0.10	0.07
Net Gain/(Loss) on Securities (Realized and Unrealized)	3.89	(3.18)		(1.53)	2.90	1.26
Total from Investment Operations	3.83	(3.13)		(1.41)	3.00	1.33

Distributions from:
Net Investment Income	-	(0.07)		(0.10)	(0.11)	(0.03)
Capital Gains	-	-	***	(0.80)	(0.69)	(0.01)
Return of Capital	-	(0.02)		-	-	-
Total from Distributions	-	(0.09)		(0.90)	(0.80)	(0.04)

Net Asset Value, at End of Period	$17.77	$13.94		$17.16	$19.47	$17.27

Total Return **	27.47%	(18.14)%		(7.15)%	17.90%	8.31%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$37,370	$20,678		$12,975	$9,835	$8,038
Ratio of Expenses to Average Net Assets	1.24%	1.35%		1.35%	1.35%	1.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.38)%	0.41%		0.69%	0.56%	0.42%

Portfolio Turnover	30.79%	35.64%		24.60%	64.65%	74.23%

*   Net Investment Income per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

*** Amount is less than $0.005

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2010

Note 1. Organization

The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

As of and during the year ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2006.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

May 31, 2010

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the year ended May 31, 2010, the Fund reclassified $33,961 from accumulated undistributed net investment loss to accumulated undistributed realized gain on investments.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$27,898,156	-	-	$27,898,156
Exchange Traded Funds	1,061,845	-	-	1,061,845
Closed-End Mutual Funds	705,376	-	-	705,376
Short-Term Investments	7,659,703	-	-	7,659,703
Total	$ 37,325,080	-	-	$ 37,325,080

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended May 31, 2010.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.24% as of July 1, 2009, of the Fund’s average daily net asset value.  Prior to July 1, 2009, the rate was 1.35%.  For the year ended May 31, 2010, the Advisor earned $382,473.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the Advisor at May 31, 2010 is $39,299.

Certain Trustees and officers of the Advisor and Trust are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the year ended May 31, 2010.

Note 4. Capital Stock

At May 31, 2010, there were an unlimited number of shares authorized and 2,102,432 shares outstanding, each with a par value of $.001, and paid-in capital amounted to $31,270,209 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2010, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $13,058,736 and $7,164,947, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during fiscal years ended May 31, 2009, and May 31, 2010, was as follows:

Distributions paid from:	May 31, 2010	May 31, 2009
Ordinary Income	$ -	$ 76,749
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	2,586
Return of Capital	-	16,701
	$ -	$ 96,036

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	233,248
Unrealized Appreciation	5,866,120
Net Total	$ 6,099,368

At May 31, 2010, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$6,589,407	$(723,287)	$5,866,120

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2010 resulted from wash sales of $80,611 and $82,476 of income recognized from PFIC’s.

The aggregate cost of securities for federal income tax purposes at May 31, 2010 was $31,458,960.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2010, Pershing, LLC., for the benefit of its customers, owned 73.29% of the Fund.

QUEENS ROAD SMALL CAP VALUE FUND

AUDIT OPINION

To The Shareholders and Board of Trustees of

Bragg Capital Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bragg Capital Trust (the “Funds”), comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Bragg Capital Trust, as of May 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 11, 2010

QUEENS ROAD SMALL CAP VALUE FUND

EXPENSE ILLUSTRATION

May 31, 2010 (UNAUDITED)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2009 through May 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2009	May 31, 2010	December 1,2009 to May 31,2010

Actual	$1,000.00	$1,105.79	$6.51
Hypothetical (5% Annual Return before
expenses)	$1,000.00	$1,018.75	$6.24

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

May 31, 2010 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

QUEENS ROAD SMALL CAP VALUE FUND

TRUSTEES INFORMATION

May 31, 2010 (UNAUDITED)

Interested Trustees

Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 41	Trustee, President Secretary	Unlimited; 7 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 42	Trustee, Chairman Treasurer	Unlimited; 7 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None

QUEENS ROAD SMALL CAP VALUE FUND

TRUSTEES INFORMATION (CONTINUED)

May 31, 2010 (UNAUDITED)

Independent Trustees
Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Philip Blount, 55 [2]	Trustee	Unlimited; 7 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 40[1,2]	Trustee	Unlimited; 7 years	Resort Capital Partners, Vice President (2009-Present) Hospitality Financial Advisory Brady Distributing, Vice President (1995-2009)	Two	None
Harold Smith, 45[2]	Trustee	Unlimited; 7 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 49[1]	Trustee	Unlimited; 7 years	Citizens South Bank, Exec Vice President (2008 – Present) Colony Signature Bank, Exec. Vice President (2007-2008) Scottish Bank, Vice President (1998 – 2007) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Fund’s independent public accountant and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for the election as Trustees.

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

1031 Caldwell Street, Suite 200

Charlotte, NC 28203

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:

Bragg Capital Trust

100 Queens Road

Charlotte, NC 28204

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because no one on the board of trustees is deemed to be a financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$ 19,500

FY 2010

$ 20,000

(b)

Audit-Related Fees

Registrant

FY 2009

$ 0

FY 2010

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2009

$ 5,000

FY 2010

$ 5,000

Nature of the fees:

1120-RIC & Excise Tax Return

(d)

All Other Fees

Registrant

FY 2009

$ 1,305

FY 2010

$ 1,150

Nature of the fees:

Out of pocket expenses and consents

(e)

(1) Audit Committee’s Pre-Approval Policies

The Audit Committee reviews the auditor engagement letter and recommends to the Board of Trustees whether or not to adopt the engagement letter and appoint the independent auditor to perform the services described in the engagement letter.

(2) Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2010

$ 0

FY2009

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the Registrant's disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, except as disclosed below.  These internal controls and procedures include processes and controls designed to ensure that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.  Controls and procedures over the accounting for corporate actions and related pricing of the Registrant's corporate action-effected securities were found to be not operating effectively and have been corrected as described below.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date August 25, 2010

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.